Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Entity Interactive Data Current	Yes
Entity Registrant Name	Yunji Inc.
Entity Central Index Key	0001759614
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Shell Company Report	false
Entity File Number	001-38877
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	15/F, South Building Hipark Phase 2
Entity Address, City or Town	Xiaoshan District
Entity Address, Country	CN
Entity Address, Postal Zip Code	310000
Document Registration Statement	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Shanghai, the People’s Republic of China
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Chengqi Zhang
Contact Personnel Email Address	zhangcq@yunjiglobal.com
Entity Address, Address Line One	15/F, South Building Hipark Phase 2
Entity Address, City or Town	Xiaoshan District
Entity Address, Country	CN
Entity Address, Postal Zip Code	310000
Country Region	86
City Area Code	571
Local Phone Number	81688947
Ordinary Shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,146,535,392
Class A ordinary shares [member]
Document Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	Class A ordinary shares
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	1,196,575,392
Class B ordinary shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	949,960,000
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	YJ
Security Exchange Name	NASDAQ
Title of 12(b) Security	American depositary shares, each American depositary share representing ten Class A ordinary shares